Investment Securities - Details of Long-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Available-for-sale financial assets	₩ 664,726	₩ 1,110,316	₩ 887,007
Non current assets		₩ 1,052
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets			867,079
FVOCI	542,496
Non current assets	542,496		867,079
Investment bonds [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets			19,928
FVOCI	2,147
Non current assets	122,230		₩ 19,928
FVTPL	₩ 120,083